Investment Objectives and Goals	May 24, 2024
ESG Diversified Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Portfolio
ESG Diversified Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Growth Portfolio
PSF Avantis Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PSF Avantis Balanced Allocation Portfolio
Portfolio Optimization Conservative Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Conservative Portfolio
Portfolio Optimization Moderate-Conservative Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Moderate-Conservative Portfolio
Portfolio Optimization Moderate Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Moderate Portfolio
Portfolio Optimization Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Growth Portfolio
Portfolio Optimization Aggressive-Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Aggressive-Growth Portfolio